Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	For the year ended December 31,
	2024	2023	2022
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,210,317	3,161,779	3,161,779

Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,210,317	3,161,779	3,317,185
The income (loss) used in calculation (in $)	(2,347)	(2,819)	1,798